Segment Disclosures and Concentration - Concentrations (Details) - Geographic concentration risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues | United States
Concentration Risk [Line Items]
Concentration risk percentage	44.00%	45.00%	49.00%
Revenues | United Kingdom
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	14.00%	12.00%
Revenues | London
Concentration Risk [Line Items]
Concentration risk percentage	87.00%
Property and equipment | London
Concentration Risk [Line Items]
Concentration risk percentage	89.00%